Shareholder Report, Holdings (Details)	Dec. 31, 2024
T-Rex 2X Long Ether Daily Target ETF [Member] | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.36%
T-Rex 2X Long Ether Daily Target ETF [Member] | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.56%
T-Rex 2X Long Ether Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.81%)
T-Rex 2X Long Ether Daily Target ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.11%)
T-Rex 2X Long Ether Daily Target ETF [Member] | Digital Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.44%
T-Rex 2X Long Ether Daily Target ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.56%
T-Rex 2X Inverse Ether Daily Target ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	155.05%
T-Rex 2X Inverse Ether Daily Target ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
T-Rex 2X Inverse Ether Daily Target ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
T-Rex 2X Inverse Ether Daily Target ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(72.24%)
T-Rex 2X Inverse Ether Daily Target ETF | Digital Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.57%
T-Rex 2X Inverse Ether Daily Target ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%